Taxes on Income (Details) - Schedule of theoretical tax (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of theoretical tax [Abstract]
Theoretical tax credit at applicable statutory rate	23.00%	23.00%